Related parties transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party [Abstract]
Disclosure of transactions between related parties

($ millions)	Six months ended June 30, 2019(1)
Contract manufacturing revenues from former parent	47
Purchases of Alcon from former parent	19
(1)
Activity presented strictly relates to the period during which Novartis was a related party (prior to the Spin-off on April 9, 2019).